EQUITY (Schedule of Share-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 4,489	$ 4,734	$ 3,400
Period over which unrecognized compensation cost will be recognized	1 year 4 months 13 days
Unrecognized share-based compensation expense	4,959	7,109
Cost of revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	288	205	40
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	766	616	726
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	1,258	1,257	1,058
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,177	$ 2,656	$ 1,576